INVENTORY (Tables)	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
(In thousands of U.S. dollars)	December 31, 2014	June 30, 2015

Raw materials	$1,661	$1,860
Finished goods.	5,068	3,891

Inventories, net	$6,729	$5,751